Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended								12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($) Segment	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2013 Online Payment Agencies CNY	Dec. 31, 2012 Online Payment Agencies CNY	Dec. 31, 2013 Cash and cash equivalents Maximum	Dec. 31, 2013 Short-term Investments Minimum	Dec. 31, 2013 Short-term Investments Maximum	Dec. 31, 2013 Other Long-term Investments Minimum	Dec. 31, 2013 Office building and its related facility, machinery and equipment	Dec. 31, 2013 Credit Concentration Risk Sales Revenue, Net Maximum	Dec. 31, 2013 Onshore China Credit Concentration Risk Financial Instruments	Dec. 31, 2013 Offshore China Credit Concentration Risk Financial Instruments	Dec. 31, 2013 Bank of China Credit Concentration Risk Financial Instruments	Dec. 31, 2013 Morgan Stanley Credit Concentration Risk Financial Instruments
Accounting Policies [Abstract]
Number of operating segment	1	1
Maturity period used to classify cash and cash equivalent and investments									3 months	3 months	12 months	12 months
Allowance for doubtful accounts	$ 7,237,000	43,814,000	5,768,000	5,806,000	$ 953,000	2,223,000	0	0
Fair value long-term notes payable	2,444,445,000	14,797,937,000	9,420,285,000
Internal use software development costs capitalized during the period	440,000	2,680,000	38,130,000	44,260,000
Amortization expense for capitalized software costs	5,230,000	31,650,000	19,720,000	7,510,000
Unamortized amount of capitalized internal use software developed costs (included in intangible assets, net)	6,850,000	41,480,000	70,450,000
Property, plant and equipment, salvage value, percentage													4.00%
Number of reporting units the Company has	3	3	3
Sale tax and surcharges in cost of revenues	384,820,000	2,330,000,000	1,570,000,000	1,020,000,000
Advertising expenses	31,650,000	191,610,000	326,830,000	157,100,000
Unrecognized tax benefits or interest and penalties		0	0	0
Cash and cash equivalents, restricted cash and short-term investments	$ 6,390,000,000	38,690,000,000
Concentration risk by percentage														10.00%	89.16%	10.84%	22.97%	3.36%
Depreciation of US$ against RMB, as a percentage	2.83%	2.83%